AMG River Road Long-Short Fund
AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG River Road Long-Short Fund		Class N	Class I	Class Z [2]
Management Fee	[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Operating Expenses	[1],[3]	0.44%	0.44%	0.36%
Dividend and Interest Expense on Short Sales	[1],[3]	1.78%	1.78%	1.78%
Total Other Expenses	[1],[3]	2.22%	2.22%	2.14%
Acquired Fund Fees and Expenses		0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		3.41%	3.16%	3.08%
Fee Waiver and Expense Reimbursements	[4]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[4]	3.32%	3.07%	2.99%
[1]	Expense information has been restated to reflect current fees.
[2]	Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
[3]	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
[4]	AMG Funds LLC (the “Investment Manager”) has contractually agreed to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through March 1, 2019, to the extent that operating expenses exceed 1.12% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to March 1, 2019, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG River Road Long-Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	335	1,036	1,763	3,685
Class I	310	962	1,643	3,458
Class Z	302	939	1,604	3,383

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 298% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective primarily by taking long and short positions in equity securities. The Fund's subadviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be "net long"). The Fund's long and short equity investments consist primarily of domestic common stock and real estate investment trusts ("REITs") but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks, publicly traded partnerships ("PTPs") and convertible bonds. The Fund may use instruments such as exchange-traded funds ("ETFs"), options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the investment process. When the subadviser is unable to find investment opportunities that meet the Fund's criteria, the Fund's cash balances may increase. The Fund is classified as non-diversified.

The subadviser's investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the subadviser believes will rise in value. For long positions, the subadviser seeks to identify companies it believes have certain characteristics including:
  Security price that is at a discount to assessed valuation as determined by the subadviser's unique and proprietary Absolute Value® approach
  Attractive business model
  Shareholder-oriented management
  Financial strength
  Undiscovered, under-followed, misunderstood

  The Fund takes short positions in securities that the subadviser believes will go down in value. For short positions, the subadviser seeks to identify companies it believes have certain characteristics including:
  Challenged business model
  Low price and earnings momentum
  Financial weakness
  Poor shareholder-orientation
  Security price that is at a premium to assessed valuation as determined by the subadviser's unique and proprietary Absolute Value® approach
When the Fund takes a short position, it sells a security that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold short. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost to the Fund of taking the short position. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed.

The Fund's net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To seek to manage risk the subadviser may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.

The subadviser's investment process generally results in higher portfolio turnover.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer's common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer's common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder's tax liability.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund's status as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act. The Fund's intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

PTP Risk— investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund's ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund's intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund's status as a regulated investment company may be jeopardized.

REIT Risk— securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary and information technology sectors may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund's use of short sales, in certain circumstances, can result in significant losses.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities. However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)

Best Quarter: 6.75% (1st Quarter 2013) Worst Quarter: -3.69% (1st Quarter 2014)
Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - AMG River Road Long-Short Fund	1 Year	5 Years	Since Inception		Inception Date
Class N	4.36%	5.71%	4.99%	[1]	May 04, 2011
Class N | Return After Taxes on Distributions	4.36%	4.83%	4.22%	[1]	May 04, 2011
Class N | Return After Taxes on Distributions and Sale of Fund Shares	2.47%	4.21%	3.68%	[1]	May 04, 2011
Class N | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	12.74%	14.67%	11.39%	[1]	May 04, 2011
Class N | 50% Russell 3000® Index/50% BofA Merrill Lynch 3-Month U.S. T-Bill Index (reflects no deduction for taxes, expenses or fees.)	6.55%	7.36%	5.91%	[1]	May 04, 2011
Class I	4.50%		3.73%	[2]	Mar. 04, 2013
Class I | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	12.74%		12.87%	[2]	Mar. 04, 2013
Class I | 50% Russell 3000® Index/50% BofA Merrill Lynch 3-Month U.S. T-Bill Index (reflects no deduction for taxes, expenses or fees.)	6.55%		6.52%	[2]	Mar. 04, 2013
[1]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N on May 4, 2011.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I on March 4, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.